Note 6 - Allowance for Loan Losses and Credit Quality Information - Aging of Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans receivable	$ 662,000	$ 653,791
Loans 90 days or more past due and still accruing	0	0
Residential Portfolio Segment [Member]
Loans receivable	163,322	135,023
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member]
Loans receivable	396,868	380,704
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	209,666	202,400
Loans 90 days or more past due and still accruing	0	0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	187,202	178,304
Loans 90 days or more past due and still accruing	0	0
Consumer Portfolio Segment [Member]
Loans receivable	41,645	55,391
Loans 90 days or more past due and still accruing	0	0
Commercial Portfolio Segment [Member]
Loans receivable	60,165	82,673
Loans 90 days or more past due and still accruing	0	0
Financial Asset, 30 to 59 Days Past Due [Member]
Loans receivable	1,462	1,084
Financial Asset, 30 to 59 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans receivable	864	626
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	198	0
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	226	0
Financial Asset, 30 to 59 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans receivable	174	458
Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans receivable	0	0
Financial Asset, 60 to 89 Days Past Due [Member]
Loans receivable	3,556	104
Financial Asset, 60 to 89 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans receivable	65	38
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	3,402	0
Financial Asset, 60 to 89 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans receivable	89	66
Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans receivable	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans receivable	275	577
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Portfolio Segment [Member]
Loans receivable	153	298
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	0	0
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer Portfolio Segment [Member]
Loans receivable	122	279
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Portfolio Segment [Member]
Loans receivable	0	0
Financial Asset, Past Due [Member]
Loans receivable	5,293	1,765
Financial Asset, Past Due [Member] | Residential Portfolio Segment [Member]
Loans receivable	1,082	962
Financial Asset, Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	198	0
Financial Asset, Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	3,628	0
Financial Asset, Past Due [Member] | Consumer Portfolio Segment [Member]
Loans receivable	385	803
Financial Asset, Past Due [Member] | Commercial Portfolio Segment [Member]
Loans receivable	0	0
Financial Asset, Not Past Due [Member]
Loans receivable	656,707	652,026
Financial Asset, Not Past Due [Member] | Residential Portfolio Segment [Member]
Loans receivable	162,240	134,061
Financial Asset, Not Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Loans receivable	209,468	202,400
Financial Asset, Not Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Loans receivable	183,574	178,304
Financial Asset, Not Past Due [Member] | Consumer Portfolio Segment [Member]
Loans receivable	41,260	54,588
Financial Asset, Not Past Due [Member] | Commercial Portfolio Segment [Member]
Loans receivable	$ 60,165	$ 82,673